Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | FirstEnergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Williams Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | FirstEnergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Williams Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | FirstEnergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Williams Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%